Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Franklin Templeton Global Growth Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	17%

Period	Class B
1/1/2013 – 12/31/2013	17%

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the Sub-Adviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

		The Fund may use derivative strategies. Debt securities represent the obligation of the issuer to repay the loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities . T hese risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and, speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.
  Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund ’ s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-cap and small-cap risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

		Effective September 16, 2013, the Fund was combined with JNL/M&G Global Leaders Fund (“Acquired Fund’) with the Fund as the surviving Fund. The performance shown is the Fund’s historic performance and does not reflect the performance of the Acquired Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 19.70%; Worst Quarter (ended 12/31/ 20 08): -21.36%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 19.89%; Worst Quarter (ended 12/31/ 20 08): -21.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
2008	rr_AnnualReturn2008	(40.72%)
2009	rr_AnnualReturn2009	31.06%
2010	rr_AnnualReturn2010	7.07%
2011	rr_AnnualReturn2011	(6.08%)
2012	rr_AnnualReturn2012	22.06%
2013	rr_AnnualReturn2013	30.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
1 year	rr_AverageAnnualReturnYear01	30.35%
5 year	rr_AverageAnnualReturnYear05	15.96%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	$ 1,025
2008	rr_AnnualReturn2008	(40.50%)
2009	rr_AnnualReturn2009	31.21%
2010	rr_AnnualReturn2010	7.32%
2011	rr_AnnualReturn2011	(6.04%)
2012	rr_AnnualReturn2012	22.35%
2013	rr_AnnualReturn2013	30.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.22%)
1 year	rr_AverageAnnualReturnYear01	30.66%
5 year	rr_AverageAnnualReturnYear05	16.16%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND | MSCI World Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.68%
5 year	rr_AverageAnnualReturnYear05	15.02%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND | MSCI World Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.68%
5 year	rr_AverageAnnualReturnYear05	15.02%
Life of Fund/Life of Class	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 16, 2007

[1]	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.